Other Non-Current Assets	3 Months Ended
Mar. 31, 2018
Other Assets, Noncurrent [Abstract]
Other Non-Current Assets
OTHER NON-CURRENT ASSETS

As of March 31, 2018 and December 31, 2017, other non-current assets, net consisted of the following (in millions):

	March 31,	December 31,
	2018	2017
Advances made under EPC and non-EPC contracts	$18	$26
Advances made to municipalities for water system enhancements	93	93
Advances and other asset conveyances to third parties to support LNG terminals	29	30
Tax-related payments and receivables	25	25
Information technology service assets	23	24
Other	9	8
Total other non-current assets, net	$197	$206